Other disclosures - Risk Management and Principal Risks - Reconciliation of ECL movement to impairment charge/(release) for the period (audited) (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Net recoveries post write-offs	[1]	£ 73		£ 86		£ 188	[2]
Impairment release on loan commitments and financial guarantees	[1],[3]	(73)		(86)		(188)	[2]
Impairment charge on other financial assets		1,269		726		1,738	[2]
Credit impairment charges	[3]	(1,202)		(643)	[4]	(1,553)	[2],[4],[5]
Loan commitments and financial guarantee contracts [member]
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Impairment release on loan commitments and financial guarantees	[6]			(48)
Impairment charge on other financial assets		55		(48)		£ 14
Loans and advances [member]
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-off		1,183		1,187
Net recoveries post write-offs		73		86
Exchange and other adjustments		31	[7]	(212)	[8]
Home loans [member]
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-off		(6)
Credit cards, unsecured loans and other retail lending [member]
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-off		1,056
Wholesale loans [member]
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-off		133
Financial assets at amortised cost [member]
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Credit impairment charges	[9]			(844)
Other financial assets [member]
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Impairment charge on other financial assets				£ 3
Credit impairment charges	[10]	£ 6

[1]	Cash recoveries of previously written off amounts
[2]	2017 numbers are pre sented on an IAS 39 basis
[3]

Barclays Bank PLC transferred its UK banking business on 1 April 2018 to Barclays Bank UK PLC. Results relating to the UK banking business for the three months ended 31 March 2018 (I mpairment charges : £ 217 m and recoveries : £ 16 m ) and for the twelve months ended 31 December 2017 (I mpairment charges : £ 929 m and recoveries : £ 1 4 6 m ) have been reported as discontinued operations

[4]

From 2019, due to an IAS 12 update, the tax relief on payments in relation to equity instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £ 175 m and 2017 by £ 174 m. This change does not impact earnings per share or return on average tangible shareholders’ equity. Further detail can be found in Note 1

[5]

Following the sale of the UK banking business on 1 Apr il 2018 by the Group, the continuing operations for 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 39

[6]

Impairment r elease of £48m on loan commitments and financial guarantees represents reduction in impairment allowance excluding disposal of business to Barclays Bank UK PLC of £116m and exchange and other adjustments of £68m.

[7]

Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income, accrued income and sundry debtors. These have a total gross exposure of £125.5bn (December 2018: £120.1bn) and impairment allowance of £22m (December 2018: £11m). This comprises £10m ECL (December 2018 £9m) on £124.7bn stage 1 assets (December 201 8: £119.6bn) and £2m (December 2018: £2m) on £0.8bn stage 2 fair value through other comprehensive income assets, cash collateral and settlement assets (December 2018: £0.5 bn) and £10m (December 2018: £nil ) on £10m Stage 3 other assets (December 2018: £nil ).

[8]

Impairment r elease of £48m on loan commitments and financial guarantees represents reduction in impairment allowance excluding disposal of business to Barclays Bank UK PLC of £116m and exchange and other adjustments of £68m.

[9]

Barclays Bank PLC transferred its UK ban king business on 1 April 2018 to Barclays Bank UK PLC. Net impairment charge of £201m (Impairment charges: £217m and recoveries: £16m) relating to the UK banking business for the three months ended 31 March 2018 is included in the reconciliation in “Income statement charge/(release) for the period”.

[10]

Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income, accrued income and sundry debtors. These have a total gross exposure of £125.5bn (December 2018: £120.1bn) and impairment allowance of £22m (December 2018: £11m). This comprises £10m ECL (December 2018 £9m) on £124.7bn stage 1 assets (December 201 8: £119.6bn) and £2m (December 2018: £2m) on £0.8bn stage 2 fair value through other comprehensive income assets, cash collateral and settlement assets (December 2018: £0.5 bn) and £10m (December 2018: £nil ) on £10m Stage 3 other assets (December 2018: £nil ).